Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	$ 187,361	$ 55,928	$ 103,146	$ 96,790
Current portion of derivative liabilities (note 11)	0	122
Assets held for sale (note 19)	0	43,543
Short-term debt	0	(25,000)
Long-term Debt	0	320,291
Obligations related to finance leases, including current portion (note 12)	(532,760)	(294,481)
Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	0	122
Reported Value Measurement | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	0	118
Reported Value Measurement | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)		4
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	0	(25,000)
Due from Joint Ventures, Noncurrent	6,780	3,780
Long-term Debt	0	320,291
Obligations related to finance leases, including current portion (note 12)	(532,760)	(294,481)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	187,361	55,928
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	3,709
Interest rate swap agreements		550
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	0	4
Reported Value Measurement | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (note 19)		40,854
Equity Method Investments		9,174
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	0	(25,000)
Due from Joint Ventures, Noncurrent		3,780
Long-term Debt	0	325,509
Obligations related to finance leases, including current portion (note 12)	(533,977)	(306,386)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	187,361	55,928
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	3,709
Interest rate swap agreements		550
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	$ 0	4
Fair Value Asset/(Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (note 19)		40,854
Equity Method Investments		$ 9,174